Income Taxes (Tables) - ColdQuanta Inc dba Infleqtion [Member]	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Line Items]
Schedule of income (loss) before taxes and the expense (benefit) for income taxes
The following table sets forth income (loss) before taxes and the expense (benefit) for income taxes (in thousands):

	Years Ended December 31,
	2024	2023
Loss before income taxes:
U.S	$(52,256)	$(50,776)
Foreign	(1,508)	(1,990)

Total loss before income taxes	$(53,764)	$(52,766)

Current income tax expense (benefit):
Federal	(2)	—
State	—	—
Foreign	—	—

Total current income tax expense (benefit)	$(2)	$—

Deferred income tax expense (benefit):
Federal	—	—
State	—	—
Foreign	—	—

Total deferred income tax expense (benefit)	$—	$—

Schedule of statutory income tax rate to the pre-tax loss before income taxes
The reconciliation between the income tax benefit computed by applying the statutory income tax rate to the pre-tax
loss before income taxes, and total income tax benefit recognized in the consolidated financial statements is as follows (in thousands except percentages):

	Years Ended December 31,
	2024	2024 Effective Tax Rate	2023	2023 Effective Tax Rate
U.S. federal statutory income tax	$(11,290)	21.00%	$(11,081)	21.00%
State and local income taxes	(110)	0.21%	(445)	0.84%
Foreign tax rate differential	(55)	0.10%	(80)	0.15%
Non-deductible expenses	123	-0.23%	258	-0.49%
Change in valuation allowance	10,323	-19.20%	9,140	-17.32%
Return to provision adjustment	252	-0.47%	1,178	-2.23%
Rate difference	675	-1.26%	858	-1.63%
Others	80	-0.15%	172	-0.32%

Total tax (benefit) expense	$(2)	0.00%	$—	0.00%

Schedule of Significant components of the Company's deferred tax assets and liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$21,930	$13,726
Capitalized §174 R&D expense	13,983	11,883
Stock-based compensation expense	817	1,137
Research and development credits	391	391
Operating lease ROU liability	182	793
Plant, Property, & Equipment	104	137
Other	259	155

Total deferred tax assets	37,666	28,222
Valuation allowance	(37,646)	(27,490)

Total deferred tax assets net of valuation allowance	$20	$732

Deferred tax liabilities:
Operating lease ROU asset	—	(700)
Other	(20)	(32)

Total deferred tax liabilities	$(20)	$(732)

Net deferred tax assets	$—	$—